Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Detailed Information On Trade And Other Receivables

As at (millions)	2021	2020
Accounts receivable – billed	$213	$163
Accounts receivable – unbilled	175	125
Other receivables	28	13
	416	301
Allowance for doubtful accounts	(2)	(5)
Total	$414	$296
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2021	2020
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$162	$121
30-60 days past billing date	39	28
61-90 days past billing date	3	7
More than 90 days past billing date	7	2
	211	158
Accounts receivable – unbilled	175	125
Other receivables	28	13
Total	$414	$296

Disclosure Of Detailed Information On Allowance for Doubtful Accounts
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2021	2020
Balance, beginning of period	$5	$2
Additions	—	7
Write-off or recovery	(3)	(4)
Balance, end of period	$2	$5